Income Taxes 1 (Provision/(Benefit) (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	11 Months Ended	12 Months Ended			8 Months Ended
	Jun. 07, 2013	Dec. 29, 2013	Apr. 28, 2013	Apr. 29, 2012	Apr. 27, 2011	Dec. 23, 2012
Deferred:
Provision for income taxes	$ 61,097	$ (231,623)	$ 241,598	$ 244,966	$ 370,817
Successor [Member]
Current:
U.S. federal		10,200
State		1,798
Foreign		54,382
Current Income Tax Expense (Benefit)		66,380
Deferred:
U.S. federal		(124,798)
State		4,755
Foreign		(177,960)
Deferred Income Tax Expense (Benefit)		(298,003)
Provision for income taxes		(231,623)
Predecessor [Member]
Current:
U.S. federal	55,197		126,878	112,064	41,673
State	8,409		14,622	12,326	14,992
Foreign	17,983		187,363	216,076	161,355
Current Income Tax Expense (Benefit)	81,589		328,863	340,466	218,020
Deferred:
U.S. federal	(13,346)		(13,589)	(16,884)	122,757
State	(469)		894	4,124	(4,402)
Foreign	(6,677)		(74,570)	(82,740)	34,442
Deferred Income Tax Expense (Benefit)	(20,492)		(87,265)	(95,500)	152,797
Provision for income taxes	$ 61,097		$ 241,598	$ 244,966	$ 370,817	$ 142,528